Taxes - Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes [Abstract]
Income before income tax	$ 3,000,646	$ 386,217	$ 3,661,318	$ 6,742,758	$ 861,594	$ 6,889,496
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 495,107	$ 63,726	$ 604,118	$ 1,112,555	$ 142,163	$ 1,141,247
Preferential rate	(165,000)	(21,237)	(165,000)	(165,000)	(21,084)	(165,000)
Impact of foreign rate differential	179,002	23,039	75,721	65,702	8,396
Non-taxable items in Hong Kong	(9,769)	(1,257)	(12,543)	(24,415)	(3,120)	(40,216)
Non-deductible items in Hong Kong	80,257	10,330	119,610	201,627	25,764	305,519
Prior years’ adjustments			292,510	292,510	37,377	(374,705)
Tax credit	(1,500)	(193)	(3,000)	(3,000)	(383)	(5,000)
Total income tax expense	$ 578,097	$ 74,408	$ 911,416	$ 1,479,979	$ 189,113	$ 861,845
Effective tax rate	19.30%	19.30%	24.89%	21.90%	21.90%	12.50%